Significant Accounting Policies - Contract Balances (Details) - CNY (¥) ¥ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Significant Accounting Policies
Deferred revenue, revenue recognized	¥ 2,503.2	¥ 1,947.2